Borrowings	6 Months Ended
Sep. 30, 2018
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Borrowings
8	BORROWINGS

Borrowings at September 30, 2018 and March 31, 2018 consisted of the following:

	At September 30, 2018	At March 31, 2018
	(In millions)
Unsubordinated borrowings	¥9,444,200	¥9,158,844
Subordinated borrowings	279,788	279,749
Liabilities associated with securitization transactions	1,247,588	1,204,722
Lease obligations	8,962	9,166

Total borrowings	¥10,980,538	¥10,652,481